Equity - Additional information (Detail) - TRY (₺) ₺ / shares in Units, ₺ in Thousands		12 Months Ended
	May 15, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 17, 2026
Equity
Share capital authorized		2,200,000,000	2,200,000,000
Share capital, issued and fully paid shares		2,200,000,000	2,200,000,000
Share capital, par value		₺ 1		₺ 1
Total number of treasury shares		23,557
First level legal reserves as percentage of distributable income per statutory accounts each year		5.00%
Ceiling on the first legal reserves as percentage of paid-up capital		20.00%
Second legal reserves		10.00%
Minimum obligatory dividend pay-out as percentage of paid-up capital		5.00%
Ceiling on the second legal reserves as percentage of paid-up capital		50.00%
Number of own shares purchased		2,662,240	3,001,398
Dividends	₺ 8,000,000
Dividends per share	₺ 3.6363
Dividends calculated based on purchasing power at year end	₺ 8,985,749
Minimum
Equity
Price of own shares purchased		₺ 87.99	₺ 98.05
Maximum
Equity
Price of own shares purchased		₺ 95.58	₺ 99.87